Description of Business (Details) - Schedule of net revenues, loss from operations and net loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Schedule of net revenues, loss from operations and net loss [Abstract]
Net revenues	$ 8,864	$ 6,210	$ 19,683
Loss from operations	2,184	(250)	(1,883)
Net loss	$ 1,572	$ (159)	$ (526)